Average Annual Total Returns - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund	Apr. 29, 2025
Fidelity 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	25.00%
Past 5 years	14.51%
Past 10 years	13.09%
Fidelity 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.61%
Past 5 years	14.09%
Past 10 years	12.55%
Fidelity 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.05%
Past 5 years	11.58%
Past 10 years	10.77%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%